UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07324
                                                     ---------

                         Gardner Lewis Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                       Date of fiscal year end: October 31
                                                ----------


                    Date of reporting period: April 30, 2006
                                              --------------

Item 1. REPORTS TO STOCKHOLDERS.


Semi-Annual Report 2006







                                                       THE CHESAPEAKE AGGRESSIVE
                                                                     GROWTH FUND
                                                                  April 30, 2006
                                                                     (Unaudited)










This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

--------------------------------------------------------------------------------
The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: small-cap stocks risk, fluctuation in value risk, diversification risk, investment advisor risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance data reflects the maximum sales load and/or fee charges applicable. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about June 29, 2006.

For More Information on Your Chesapeake Aggressive Growth Fund:

                  See Our Web site @ www.chesapeakefunds.com
                           or
Call Our Shareholder Services Group Toll-Free at 1-800-430-3863

Fund Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Beginning                Ending
                                                        Account Value           Account Value             Expenses Paid
Expense Examples                                      November 1, 2005         April 30, 2006             During Period*
--------------------------------------------------- ---------------------- ------------------------ ---------------------------
Actual                                                    $1,000.00               $1,265.76                   $15.73
--------------------------------------------------- ---------------------- ------------------------ ---------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,010.91                   $13.96
--------------------------------------------------- ---------------------- ------------------------ ---------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.80%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                       Market Value
                                       Shares        (Note 1)                                              Shares        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 97.16%
                                                                     Entertainment - 1.69%
Advertising - 1.68%                                                  *  Scientific Games Corporation        3,100     $    118,079
*  Ventiv Health, Inc.                  3,900      $    117,156                                                       ------------
                                                   ------------
                                                                     Financial Services - 1.60%
Apparel - 2.99%                                                      u  American Capital
*  Quicksilver Inc.                     7,300            99,791              Strategies, Ltd.               3,200          111,424
*  True Religion Apparel Inc.           5,600           108,920                                                       ------------
                                                   ------------
                                                        208,711      Healthcare - Products - 3.04%
                                                   ------------      *  American Medical Systems
Auto Parts & Equipment - 1.90%                                             Holdings Inc.                    4,400           97,724
*  Keystone Automotive                                               *  Staar Surgical Co.                 12,800          114,176
      Industries Inc.                   3,200           132,160                                                       ------------
                                                   ------------                                                            211,900
                                                                                                                      ------------
Biotechnology - 1.39%                                                Healthcare - Services - 3.17%
*  Nektar Therapeutics                  4,500            96,795      *  Genesis HealthCare Corp.            2,502          118,270
                                                   ------------      *  LHC Group Inc.                      5,900          102,660
                                                                     *  Medical Resources Inc.              4,885                1
Coal - 1.71%                                                                                                          ------------
  CONSOL Energy, Inc.                   1,400           119,224                                                            220,931
                                                   ------------                                                       ------------
                                                                     Home Furnishings - 1.31%
Commercial Services - 3.39%                                             Sealy Corp.                         5,700           90,915
                                                                                                                      ------------
   Healthspring Inc.                    6,100           103,700
u  Steiner Leisure Ltd.                   600            25,872      Housewares - 1.83%
*  The Advisory Board Co.               1,900           106,628         Lifetime Brands Inc.                4,300          127,366
                                                   ------------                                                       ------------
                                                        236,200
                                                   ------------
Computer Services - 7.95%                                            Internet - 3.12%
*  Cognizant Technology                                              *  Chordiant Software, Inc.           29,500           98,530
       Solutions Corp.                  3,650           232,176      *  Equinix Inc.                        1,800          118,620
   Factset Research Systems Inc.        1,800            79,452                                                       ------------
   Micros Systems, Inc.                 2,300            96,140                                                            217,150
u  Xyratex Ltd.                         4,900           146,559                                                       ------------
                                                   ------------      Lodging - 1.82%
                                                        554,327      u  Orient-Express Hotels Ltd.          3,100          127,100
                                                   ------------                                                       ------------
Diversified Financial Services - 1.65%                               Oil & Gas - 1.69%
*  World Acceptance Corp.               4,000           115,160         Range Resources Corp.               4,450          118,059
                                                   ------------                                                       ------------
Electric - 1.17%                                                     Packaging & Containers - 1.61%
*  Reliant Energy Inc.                  7,200            81,720      *  Crown Holdings Inc.                 7,000          112,210
                                                   ------------                                                       ------------
Electrical Components & Equipment - 1.26%                            Pharmaceuticals - 6.26%
*  Power-One, Inc.                     12,500            88,125      *  Anadys Pharmaceuticals Inc.         6,000           83,220
                                                   ------------      *  Conor Medsystems Inc.               5,700          153,900
Engineering & Construction - 4.85%                                   *  Isis Pharmaceuticals Inc.          16,300          139,854
*  Infrasource Services, Inc.           7,900           149,231      *  Medicines Co.                       3,100           59,582
*  McDermott International, Inc.        3,100           188,480                                                       ------------
                                                   ------------                                                            436,556
                                                        337,711                                                       ------------
                                                   ------------

                                                                                                                       (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                       Market Value
                                       Shares        (Note 1)                                              Shares        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Transportation - 1.85%
                                                                     *  Swift Transportation Co., Inc.      4,300     $    128,785
                                                                                                                      ------------
Real Estate Investment Trust - 0.96%
   Medical Properties Trust Inc.        6,200      $     66,650      Total Common Stock (Cost $5,158,396)                6,772,040
                                                   ------------                                                       ------------
Retail - 7.39%                                                       INVESTMENT COMPANY - 0.22%
*  Casual Male Retail Group, Inc.      14,474           138,917         Merrimac US Government Series Fund
   Christopher & Banks Corp.            5,000           132,100         (Cost $15,173)                     15,173           15,173
   Circuit City Stores, Inc.            5,628           161,805                                                       ------------
   MarineMax Inc.                       2,500            81,900      Total Investments
                                                   ------------         (Cost $5,173,569) - 97.38%                    $  6,787,213
                                                        514,722      Other Assets Less Liabilities - 2.62%                 183,000
                                                   ------------                                                       ------------
Semiconductors - 14.89%
*  Anadigics Inc.                      14,400           128,880
*  Axcelis Technologies                 9,700            57,133      Net Assets - 100.00%                             $  6,970,213
   DSP Group Inc                        3,800           102,752                                                       ============
*  FSI International, Inc.             16,032            81,282
*  LTX Corporation                     28,400           161,312      *  Non-income producing investment.
*  MEMC Electronic Materials, Inc.      2,900           117,740      u  American Depositary Receipt.
*  PMC-Sierra, Inc.                     8,400           104,412
   Rudolph Technologies Inc.            4,400            72,952
*  Silicon Image Inc.                  10,800           110,160
*  Teradyne, Inc.                       6,000           101,160
                                                   ------------
                                                      1,037,783
                                                   ------------

Software - 7.50%
*  Activision, Inc.                     8,633           122,502
   Blackbaud Inc.                       3,900            81,939
*  Convera Corp.                       10,600            83,740
*  OpenTV Corp.                        37,100           106,848
   Transactions Systems
      Architects, Inc.                  3,200           127,808
                                                   ------------
                                                        522,837
                                                   ------------
Telecommunications - 6.19%
*  Arris Group, Inc.                   12,400           146,940
   Oplink Communications Inc.           6,435           124,067
*  SafeNet Inc.                         3,800            76,342
*  Sonus Networks, Inc.                16,900            83,993
                                                   ------------
                                                        431,342
                                                   ------------
Toys/Games/Hobbies - 1.30%
*  RC2 Corp.                            2,300            90,942
                                                   ------------




                                                                                                                       (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------
Summary of Investments by Industry
                                       % of Net        Market
Industry                                Assets          Value
------------------------------------------------------------------
Advertising                              1.68%    $    117,156
Apparel                                  2.99%         208,711
Auto Parts & Equipment                   1.90%         132,160
Biotechnology                            1.39%          96,795
Coal                                     1.71%         119,224
Commercial Services                      3.39%         236,200
Computer Services                        7.95%         554,327
Diversified Financial Services           1.65%         115,160
Electric                                 1.17%          81,720
Electrical Components & Equipment        1.26%          88,125
Engineering & Construction               4.85%         337,711
Entertainment                            1.69%         118,079
Financial Services                       0.22%          15,173
Healthcare - Products                    3.04%         211,900
Healthcare - Services                    3.17%         220,931
Home Furnishings                         1.31%          90,915
Housewares                               1.83%         127,366
Internet                                 3.12%         217,150
Investment Company                       1.60%         111,424
Lodging                                  1.82%         127,100
Oil & Gas                                1.69%         118,059
Packaging & Containers                   1.61%         112,210
Pharmaceuticals                          6.26%         436,556
Real Estate Investment Trust             0.96%          66,650
Retail                                   7.39%         514,722
Semiconductors                          14.89%       1,037,783
Software                                 7.50%         522,837
Telecommunications                       6.19%         431,342
Toys/Games/Hobbies                       1.30%          90,942
Transportation                           1.85%         128,785
------------------------------------------------------------------
Total                                   97.38%    $  6,787,213






See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of April 30, 2006
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $5,173,569) ....................... $  6,787,213
   Receivables:
        Investments sold .........................................      288,949
        Fund shares sold .........................................          218
        Dividends ................................................          197
   Prepaid expenses ..............................................       12,009
                                                                   ------------
   Total assets ..................................................    7,088,586
                                                                   ------------
Liabilities:
   Payables:
        Investments purchased ....................................       30,298
        Fund shares repurchased ..................................       70,196
   Accrued expenses ..............................................       17,268
   Other liabilities .............................................          611
                                                                   ------------
   Total liabilities .............................................      118,373
                                                                   ------------
Net Assets ....................................................... $  6,970,213
                                                                   ============
Net Assets Consist of:
   Capital (par value and paid in surplus) ....................... $  1,251,566
   Accumulated net investment loss ...............................      (83,090)
   Undistributed net realized gain on investments ................    4,188,093
   Net unrealized appreciation on investments ....................    1,613,644
                                                                   ------------
   Total Net Assets .............................................. $  6,970,213
                                                                   ============
   Shares Outstanding, no par value
      (unlimited authorized shares) ..............................      657,473
                                                                   ============
   Net Asset Value and Redemption Price Per Share ................ $      10.60
                                                                   ============
   Maximum Offering Price Per Share (100 / 97 of $10.60) ......... $      10.93
                                                                   ============







See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended April 30, 2006
--------------------------------------------------------------------------------

Investment Income:
   Dividends ..................................................... $     20,587
                                                                   ------------
   Total Income ..................................................       20,587
                                                                   ------------
Expenses:
   Advisory fees (note 2) ........................................       71,386
   Administration fees (note 2) ..................................        7,422
   Transfer agent fees (note 2) ..................................        9,000
   Fund accounting fees (note 2) .................................       13,871
   Compliance service fees (note 2) ..............................        1,984
   Compliance officer fees .......................................        4,486
   Custody fees (note 2) .........................................        2,726
   Registration and filing administration fees (note 2) ..........        2,467
   Legal fees ....................................................        5,951
   Audit and tax preparation fees ................................        6,943
   Shareholder servicing expenses ................................          496
   Printing expenses .............................................        1,240
   Trustee fees and meeting expenses .............................        3,477
   Securities pricing fees .......................................        2,732
   Other operating expenses ......................................        5,183
                                                                   ------------
   Total Expenses ................................................      139,364

   Expenses reductions (note 6) ..................................       (6,473)
   Advisory fees waived (note 2) .................................      (29,214)
                                                                   ------------
   Net Expenses ..................................................      103,677
                                                                   ------------
Net Investment Loss ..............................................      (83,090)
                                                                   ------------
Realized and Unrealized Gain on Investments

   Net realized gain from investment transactions ................      495,698
   Change in unrealized appreciation on investments ..............    1,319,881
                                                                   ------------
Realized and Unrealized Gain on Investments ......................    1,815,579
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ............. $  1,732,489
                                                                   ============





See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statements of Changes in Net Assets

                                                                                             April 30,             October 31,
For the six month period or fiscal year ended                                                2006 (a)                 2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss ..............................................................     $    (83,090)          $   (420,229)
   Net realized gain from investment transactions ...................................          495,698              6,912,907
   Change in unrealized appreciation on investments .................................        1,319,881             (4,535,738)
                                                                                          ------------           ------------
Net Increase in Net Assets Resulting from Operations ................................        1,732,489              1,956,940
                                                                                          ------------           ------------
Distributions to Shareholders: (note 4)
   Net realized gain from investment transactions ...................................       (1,882,950)                    --
                                                                                          ------------           ------------
Decrease in Net Assets Resulting from Distributions .................................       (1,882,950)                    --
                                                                                          ------------           ------------
Capital Share Transactions: (note 5)
   Shares sold ......................................................................           35,037                141,707
   Reinvested dividends and distributions ...........................................        1,702,085                     --
   Shares repurchased ...............................................................       (2,842,400)           (31,141,352)
                                                                                          ------------           ------------
Decrease from Capital Share Transactions ............................................       (1,105,278)           (30,999,645)
                                                                                          ------------           ------------
Net Decrease in Net Assets ..........................................................       (1,255,739)           (29,042,705)
                                                                                          ------------           ------------
Net Assets:
   Beginning of Period ..............................................................        8,225,952             37,268,657
   End of Period ....................................................................     $  6,970,213           $  8,225,952
                                                                                          ============           ============
Accumulated Net Investment Loss .....................................................     $    (83,090)          $         --
                                                                                          ============           ============

(a) Unaudited.



See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Financial Highlights

For a share outstanding during the        April 30,                                    October 31,
                                                          -------------------------------------------------------------------
six month period or fiscal year ended:    2006 (a)         2005           2004            2003          2002        2001 (d)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period   $      10.86   $      10.96   $      11.62   $       8.38   $      10.95   $      12.55

(Loss) Income from Investment Operations
   Net investment loss                        (0.13)         (0.55)         (0.22)         (0.15)         (0.17)         (0.02)
   Net realized and unrealized gain
      (loss) on securities                     2.49           0.45          (0.44)          3.39          (1.78)         (1.58)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total from Investment Operations               2.36          (0.10)         (0.66)          3.24          (1.95)         (1.60)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Less Distributions:
   Distributions (from capital gains)         (2.62)             -              -              -          (0.62)             -
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total Distributions                           (2.62)             -              -              -          (0.62)             -
                                       ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period         $      10.60   $      10.86   $      10.96   $      11.62   $       8.38   $      10.95
                                       ============   ============   ============   ============   ============   ============
Total return (b)                              26.58 %        (0.91)%        (5.94)%        38.66 %       (19.07)%       (12.75)%

Net Assets, End of Period
   (in thousands)                      $      6,970   $      8,226   $     37,269   $     58,904   $     67,760   $    135,159
Average Net Assets for the Period
   (in thousands)                      $      7,483   $     22,624   $     53,864   $     56,937   $    109,160   $    140,101

Ratios of:
Gross Expenses to Average Net Assets           3.75 % (c)     2.34 %         1.78 %         1.77 %         1.59 %         1.67 % (c)
Net Expenses to Average Net Assets             2.80 % (c)     2.26 %         1.74 %         1.73 %         1.56 %         1.65 % (c)
Net Investment Loss
   to Average Net Assets                      (2.24)% (c)    (1.86)%        (1.42)%        (1.31)%        (1.25)%        (1.20)% (c)

Portfolio turnover rate                       45.96 %        88.61 %        95.40 %        84.23 %        70.10 %        14.66 %


(a) Unaudited.
(b) Total return does not reflect payment of sales charges.
(c) Annualized.
(d) For the period September 1, 2001 to October 31, 2001 (note 1).



See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    Investment Transactions and Investment
     Accounting Policies                  Income
                                          Investment  transactions are accounted
The Chesapeake Aggressive Growth Fund for as of the date purchased or sold (the "Fund") is a series fund. The (trade date). Dividend income is
Fund  is  part  of the  Gardner  Lewis    recorded  on  the  ex-dividend   date.
Investment Trust (the "Trust"), which Certain dividends from foreign was organized as a Massachusetts securities will be recorded as soon as business trust and is registered under the Trust is informed of the dividend the Investment Company Act of 1940 if such information is obtained (the "1940 Act"), as amended, as an subsequent to the ex-dividend date. open-ended management investment Interest income is recorded on the
company.  The  Fund is  classified  as    accrual     basis     and     includes
diversified  as  defined  in the  1940    amortization    of    discounts    and
Act.                                      premiums.   Gains   and   losses   are
                                          determined  on  the  identified   cost
The Chesapeake  Aggressive Growth Fund    basis,  which is the same  basis  used
commenced  operations  on  January  4,    for federal income tax purposes.
1993.  The  Fund  changed  its  fiscal
year-end  from August 31 to October 31    Expenses
beginning with the fiscal period ended The Fund bears expenses incurred October 31, 2001. The investment specifically on its behalf as well as objective of the Fund is to seek a portion of general Trust expenses, capital appreciation through which are allocated according to
investment   in   equity   securities,    methods   approved   annually  by  the
consisting  primarily  of  common  and    Trustees.
preferred    stocks   and   securities
convertible   into  common  stocks  of    Dividend Distributions
smaller capitalization companies.         The Fund may  declare  and  distribute
                                          dividends from net  investment  income
The following accounting policies have (if any) annually. Distributions from been consistently followed by the Fund capital gains (if any) are generally
and are in conformity  with accounting    declared and distributed annually.
principles  generally  accepted in the
United   States  of   America  in  the    Estimates
investment company industry.              The     preparation    of    financial
                                          statements    in    conformity    with
Investment Valuation                      accounting     principles    generally
The Fund's  investments  in securities    accepted  in  the  United   States  of
are carried at value. Securities America requires management to make listed on an exchange or quoted on a estimates and assumptions that affect national market system are valued at the amount of assets, liabilities, the last sales price as of 4:00 p.m. expenses and revenues reported in the Eastern Time. Securities traded in the financial statements. Actual results
NASDAQ   over-the-counter  market  are    could differ from those estimates.
generally   valued   at   the   NASDAQ
Official    Closing    Price.    Other    Federal Income Taxes
securities traded in the No provision for income taxes is over-the-counter market and listed included in the accompanying financial securities for which no sale was statements, as the Fund intends to reported on that date are valued at distribute to shareholders all taxable the most recent bid price. Securities investment income and realized gains and assets for which representative and otherwise comply with Subchapter M market quotations are not readily of the Internal Revenue Code
available  (e.g.,  if the  exchange on    applicable  to  regulated   investment
which  the   portfolio   security   is    companies.
principally  traded closes early or if
trading  of the  particular  portfolio    Indemnifications
security is halted during the day and Under the Fund's organizational does not resume prior to the Fund's documents, its officers and Trustees net asset value calculation) or which are indemnified against certain cannot be accurately valued using the liabilities arising out of the
Fund's normal  pricing  procedures are    performance  of  their  duties  to the
valued at fair value as  determined in    Fund.  In  addition,   in  the  normal
good faith under policies approved by course of business, the Fund enters the Trustees. A portfolio security's into contracts with their vendors and "fair value" price may differ from the others that provide for general price next available for that indemnifications. The Fund's maximum portfolio security using the Fund's exposure under these arrangements is normal pricing procedures. Investment unknown as this would involve future companies are valued at net asset claims that may be made against the value. Instruments with maturities of Fund. The Fund expects the risk of
60  days  or  less   are   valued   at    loss to be remote.
amortized  cost,  which   approximates
market value.
                                                                     (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

2.   Transactions with Affiliates         services  which  assists  the  Trust's
                                          Chief Compliance Officer in monitoring
Advisor                                   and   testing   the    policies    and
The Fund pays a monthly advisory fee procedures of the Trust in conjunction to Gardner Lewis Asset Management, with requirements under Rule 38a-1 of (the "Advisor") based upon the annual the Securities and Exchange rate of 1.25% of the Fund's average Commission. For the six month period daily net assets. For the six month ended April 30, 2006, NCS received
period  ended  April  30,  2006,   the    $1,984 for these services.
Advisor has voluntarily waived $29,214
of its fees.                              Transfer Agent
                                          North Carolina  Shareholder  Services,
Administrator                             LLC   ("Transfer   Agent")  serves  as
The Fund pays a monthly administration    transfer,    dividend   paying,    and
fee to The Nottingham Company ("the shareholder servicing agent for the Administrator") based upon the average Fund. It receives compensation for its daily net assets of the Fund and services based upon a $15 per
calculated  at  the  annual  rates  as    shareholder  per  year,  subject  to a
shown below.  The  Administrator  also    minimum fee of $1,500 per month.
receives a fee to procure  and pay the
custodian  for the  funds,  additional    Distributor
compensation for fund accounting and Capital Investment Group, Inc. (the recordkeeping services and additional "Distributor") serves as the Fund's compensation for certain costs principal underwriter and distributor. involved with the daily valuation of The Distributor receives sales charges securities and as reimbursement for imposed on purchases of shares and out-of-pocket expenses (which are re-allocates a portion of such charges immaterial in amount). A breakdown of to dealers through whom the sale was these fees is provided in the schedule made, if any. For the six month period
below.                                    ended April 30, 2006, the  Distributor
                                          retained no sales charges.
Compliance Services
The  Nottingham  Compliance  Services,    Certain  Trustees  and officers of the
LLC,  ("NCS") a fully owned  affiliate    Trust are also officers of the Advisor
of The  Nottingham  Company,  provides    or the Administrator.

---------------------------------- -------------------------------- ------------------- ------------------------- ------------------
                                                                                              Fund Accounting
        Administration Fees                    Custody Fees                                  Asset Based Fees
                                                                           Fund                                        Blue Sky
      Average Net        Annual         Average Net       Annual        Accounting        Average Net    Annual     Administration
        Assets            Rate            Assets           Rate        Fees (monthly)       Assets        Rate       Fees (annual)
--------------------- ------------ ------------------- ------------ ------------------- -------------- ---------- ------------------
Annual Fee              $50,000    First $100 million      0.020%          $2,250         All Assets      0.01%      $150 per state
First $25 million         0.20%     Over $100 million      0.009%
Next $25 million          0.15%
Over $50 million         0.075%
--------------------- ------------ ------------------- ------------ ------------------- -------------- ---------- ------------------

3.   Purchases and Sales of Investment    There  were no  purchases  or sales of
     Securities                           long-term U.S. Government  Obligations
                                          during  the  six  month  period  ended
For the six month  period  ended April    April 30, 2006.
30,  2006,   the  aggregate   cost  of
purchases  and proceeds  from sales of
investment    securities    (excluding
short-term    securities)    were   as
follows:

---------------- ---------------------
   Purchases          Proceeds from
 of Securities     Sales of Securities
---------------- ---------------------
   $3,388,564          $6,492,431
---------------- ---------------------
                                                                     (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

4.   Federal Income Tax

The information shown in the table below represent: (1) tax components of capital under the income tax regulations as of October 31, 2005, and (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of October 31, 2005.

  ------------------------- ------------------- -----------------------------
        Undistributed          Equalization         Net Tax Appreciation/
       Long-Term Gains           Utilized               (Depreciation)
  ------------------------- ------------------- -----------------------------
         $1,507,111             $4,319,413                $42,583
  ------------------------- ------------------- -----------------------------

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2006 are noted in the following table. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

       --------------------- -------------------------------------------
                                      Aggregate Gross Unrealized
                             -------------------------------------------
            Federal Tax
                Cost             Appreciation           Depreciation
       --------------------- -------------------- ----------------------
            $5,424,749             $1,497,503           $(135,039)
       --------------------- -------------------- ----------------------


The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses and net investment losses. Permanent differences such as tax returns of capital and net investment losses, if any, would be reclassified against capital. For the period ended April 30, 2006 there were Long-term Capital Gains distributed in the amount of $1,882,950.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

5.   Capital Share Transactions

-------------------------------------------- ---------------- ---------------
For the period and fiscal year ended:           April 30,       October 31,
                                                 2006            2005(a)
-------------------------------------------- ---------------- ---------------
Transactions in Fund Shares
   Shares sold                                    3,476             12,209
   Reinvested distributions                     192,109                  -
   Shares repurchased                          (295,542)        (2,656,028)
Net Decrease in Capital Share Transactions      (99,957)        (2,643,819)
Shares Outstanding, Beginning of Period         757,430          3,401,249
Shares Outstanding, End of Period               657,473            757,430
-------------------------------------------- ---------------- ---------------
(a) Audited

6.   Expense Reductions

The advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the six month period ended April 30, 2006, the Fund's expenses were reduced by $6,473 under these agreements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

 Additional Information (Unaudited)
________________________________________________________________________________

1.   Proxy Voting  Policies and Voting    At no time  preceding  the  removal of
     Record                               Deloitte  & Touche  LLP did any of the
                                          events    enumerated   in   paragraphs
A copy of the Trust's Proxy Voting and    (1)(v)(A)  through  (D) of Item 304(a)
Disclosure  Policy  and the  Advisor's    of Regulation S-K occur.
Proxy Voting and Disclosure Policy are
included as Appendix B to the Fund's The Trust engaged Briggs, Bunting & Statement of Additional Information Dougherty, LLP as its new independent and is available, without charge, upon registered public accounting firm on request, by calling 1-800-430-3863. October 13, 2005. At not time
Information  regarding  how  the  Fund    preceding  the  engagement  of Briggs,
voted proxies relating to portfolio Bunting & Dougherty, LLP did the Fund securities during the most recent consult Briggs, Bunting & Dougherty, 12-month period will be available (1) LLP regarding either (i) the without charge, upon request, by application of accounting principles calling the Fund at the number above to a specified transaction, either and (2) on the SEC's website at completed or proposed, or the type of
http://www.sec.gov.                       audit  opinion  that might be rendered
                                          on the Fund's financial statement,  or
2.   Quarterly Portfolio Holdings         (ii)  any   matter   that  was  either
                                          subject   of  a   disagreement   or  a
The Fund files its complete schedule reportable event, as such terms are of portfolio holdings with the SEC for defined in Item 304 of Regulation S-K. the first and third quarters of each fiscal  year on Form N-Q.  The  Fund's
Forms N-Q are  available  on the SEC's
website at http://www.sec.gov. You may
review  and make  copies  at the SEC's
Public  Reference  Room in Washington,
D.C. You may also obtain  copies after
paying a  duplicating  fee by  writing
the SEC's  Public  Reference  Section,
Washington,    D.C.   20549-0102,   by
electronic          request         to
publicinfo@sec.gov,  or is  available,
without  charge,   upon  request,   by
calling  the  fund at  1-800-430-3863.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.

3.   Changes      in      Registrant's
     Certifying Accountant

On October 13, 2005, Deloitte & Touche
LLP  was  removed  as the  independent
registered  public accounting firm for
the Trust,  effective immediately upon
the  completion  of the  audit  of the
October 31, 2005 financial statements.
Deloitte & Touche  LLP was  previously
engaged as the independent  registered
public  accounting  firm to audit  the
Fund's financial statements.

Deloitte & Touche  LLP issued  reports
on the Fund's financial  statements as
of October  31,  2004 and  October 31,
2005.  Such reports did not contain an
adverse  opinion  or a  disclaimer  of
opinion,  nor were they  qualified  or
modified  as  to  uncertainty,   audit
scope, or accounting principles.

The  decision  to  remove  Deloitte  &
Touche LLP was approved by the Trust's
Audit  Committee  and  ratified by the
Board   of   Trustees.   At  no   time
preceding  the  removal of  Deloitte &
Touche     LLP    were    there    any
disagreements  with  Deloitte & Touche
LLP  on  any   matter  of   accounting
principles  or  practices,   financial
statement   disclosure,   or  auditing
scope     or     procedure,      which
disagreements,  if not resolved to the
satisfaction of Deloitte & Touche LLP,
would have caused it to make reference
to   the   subject   matter   of   the
disagreements  in connection  with its
report.

The Chesapeake Aggressive Growth Fund
is a series of
Gardner Lewis Investment Trust






For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Gardner Lewis Asset Management
116 South Franklin Street                      285 Wilmington-West Chester Pike
Post Office Drawer 4365                        Chadds Ford, Pennsylvania 19317
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-430-3863                                 1-800-430-3863

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               chesapeakefunds.com

Semi-Annual Report 2006







                                                                 THE CHESAPEAKE
                                                                    GROWTH FUND
                                                                 April 30, 2006
                                                                    (Unaudited)














This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, internal change risk, medium capitalization companies risk, investment advisor risk, overweighting in certain market sectors risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------



This Semi-Annual Report was first distributed to shareholders on or about June 29, 2006.

For More Information on Your Chesapeake Growth Fund:

        See Our Web site @ www.chesapeakefunds.com
                          or
        Call Our Shareholder Services Group Toll-Free at 1-800-430-3863

Fund Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

                                                         Beginning                 Ending
                                                       Account Value            Account Value             Expenses Paid
Expense Examples                                      November 1, 2005         April 30, 2006             During Period*
-------------------------------------------------- ----------------------- ------------------------ ---------------------------
Institutional Shares
-------------------------------------------------- ----------------------- ------------------------ ---------------------------
Actual                                                   $1,000.00                $1,135.10                   $10.48
-------------------------------------------------- ----------------------- ------------------------ ---------------------------
Hypothetical (5% return before expenses)                 $1,000.00                $1,014.98                   $9.89
-------------------------------------------------- ----------------------- ------------------------ ---------------------------
Class A Investor Shares
--------------------------------------------------- ---------------------- ------------------------ ---------------------------
Actual                                                   $1,000.00                $1,133.80                   $11.80
--------------------------------------------------- ---------------------- ------------------------ ---------------------------
Hypothetical (5% return before expenses)                 $1,000.00                $1,013.74                   $11.13
--------------------------------------------------- ---------------------- ------------------------ ---------------------------

*Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratios are 1.98% and 2.23% for the Institutional Shares and Class A Investor Shares, respectively. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period.)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                       Market Value
                                       Shares        (Note 1)                                              Shares        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 99.83%                                               Healthcare - Services - 3.46%
                                                                     *  Humana Inc.                         8,700     $    393,066
Agriculture - 2.87%                                                  *  Tenet Healthcare Corporation       34,900          290,368
   Monsanto Company                     6,800      $    567,120                                                       ------------
                                                   ------------                                                            683,434
                                                                                                                      ------------
                                                                     Insurance - 2.62%
Auto Manufacturer - 1.49%                                               CIGNA Corporation                   4,845          518,415
   PACCAR Inc                           4,100           294,913                                                       ------------
                                                   ------------
                                                                     Internet - 4.48%
Banks - 1.92%                                                        *  Emdeon Corporation                 32,500          370,825
   Commerce Bancorp, Inc.               9,400           379,196      *  Google Inc.                         1,230          514,066
                                                   ------------                                                       ------------
                                                                                                                           884,891
                                                                                                                      ------------
Biotechnology - 1.11%                                                Investment Company - 1.80%
*  Celegne Corporation                  5,200           219,232         American Capital
                                                   ------------            Strategies, Ltd.                10,200          355,164
                                                                                                                      ------------
Computer Services - 9.64%
*  Cadence Design Systems, Inc.        22,700           429,711      Lodging - 4.53%
*  EMC Corporation                     28,900           390,439      u* Kerzner International Ltd.          5,500          429,770
   FactSet Research                                                  u* Wynn Resorts, Ltd.                  6,100          464,271
      Systems Inc.                      9,100           401,674                                                       ------------
*  Micros Systems, Inc.                 9,000           376,200                                                            894,041
*  Seagate Technology                  11,500           305,440                                                       ------------
                                                   ------------      Media - 2.99%
                                                      1,903,464      u  Grupo Televisa SA de CV            16,000          339,200
                                                   ------------      *  XM Satellite Radio
Diversified Financial Services - 5.04%                                     Holdings Inc.                   12,400          250,728
   Capital One Financial                                                                                              ------------
      Corporation                       7,000           606,480                                                            589,928
   Chicago Mercantile Exchange                                                                                        ------------
      Holdings, Inc.                      850           389,300      Oil & Gas Services - 1.68%
                                                   ------------      *  National-Oilwell Varco, Inc.        4,800          331,056
                                                        995,780                                                       ------------
                                                   ------------
                                                                     Packaging & Containers - 1.58%
Electric - 1.34%                                                     *  Crown Holdings Inc.                19,500          312,585
*  Reliant Energy Inc.                 23,400           265,590                                                       ------------
                                                   ------------
                                                                     Pharmaceuticals - 4.85%
Engineering & Construction - 2.96%                                   *  Caremark Rx, Inc.                   9,600          437,280
*  McDermott International, Inc.        9,600           583,680         Omnicare, Inc.                      3,500          198,485
                                                   ------------
                                                                     u  Teva Pharmaceutical
Entertainment - 2.29%                                                      Industries Ltd.                  7,970          322,785
*  Scientific Games Corporation        11,900           453,271                                                       ------------
                                                   ------------                                                            958,550
                                                                                                                      ------------
                                                                     Retail - 7.15%
Food - 0.59%                                                            Best Buy Co., Inc.                  7,600          430,616
   The Hershey Company                  2,200           117,348         Circuit City Stores, Inc.          15,800          454,250
                                                   ------------      *  Copart, Inc.                       10,600          284,610
                                                                        JC Penney Company, Inc.             3,700          242,202
Healthcare - Products - 5.01%                                                                                         ------------
*  Boston Scientific Corporation       21,000           488,040                                                          1,411,678
*  St. Jude Medical, Inc.              12,700           501,396                                                       ------------
                                                   ------------
                                                        989,436
                                                   ------------

                                                                                                                        (Continued)



THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                       Shares        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Summary of Investments by Industry
                                                                                                          % of Net      Market
Semiconductors - 16.20%                                              Industry                               Assets       Value
                                                                     --------------------------------------------------------------
   Applied Materials, Inc.             24,700      $    443,365      Agriculture                            2.87%     $    567,120
*  Broadcom Corporation                11,250           462,488      Auto Manufacturer                      1.49%          294,913
*  MEMC Electronic                                                   Banks                                  1.92%          379,196
      Materials, Inc.                  19,900           807,940      Biotechnology                          1.11%          219,232
   Microchip Technology, Inc.          11,300           421,038      Computer Services                      9.64%        1,903,464
*  PMC-Sierra, Inc.                    31,000           385,330      Diversified Financial Services         5.04%          995,780
*  Teradyne, Inc.                      23,700           399,582      Electric                               1.34%          265,590
   Xilinx, Inc.                        10,100           279,467      Engineering & Construction             2.96%          583,680
                                                   ------------      Entertainment                          2.29%          453,271
                                                      3,199,210      Food                                   0.59%          117,348
                                                   ------------      Healthcare - Products                  5.01%          989,436
Software - 4.69%                                                     Healthcare - Services                  3.46%          683,434
*  Activision, Inc.                    30,944           439,095      Insurance                              2.62%          518,415
   Transaction Systems                                               Internet                               4.48%          884,891
      Architects, Inc.                 12,200           487,268      Investment Company                     1.80%          355,164
                                                   ------------      Lodging                                4.53%          894,041
                                                        926,363      Media                                  2.99%          589,928
                                                   ------------      Money Market Fund                      0.01%            1,337
Telecommunications - 6.90%                                           Oil & Gas Services                     1.68%          331,056
*  Comverse Technology, Inc.           17,200           389,580      Packaging & Containers                 1.58%          312,585
*  Corning Incorporated                19,600           541,548      Pharmaceuticals                        4.85%          958,550
   Qualcomm, Inc.                       8,400           431,256      Retail                                 7.15%        1,411,678
                                                   ------------      Semiconductors                        16.20%        3,199,210
                                                      1,362,384      Software                               4.69%          926,363
                                                   ------------      Telecommunications                     6.90%        1,362,384
Transportation - 2.64%                                               Transportation                         2.64%          521,130
*  Swift Transportation Co., Inc.      17,400           521,130      -------------------------------------------------------------
                                                   ------------      Total                                 99.84%     $ 19,719,196

Total Common Stocks (Cost $15,133,623)               19,717,859
                                                   ------------

INVESTMENT COMPANY - 0.01%
   Merrimac U.S. Government Series Fund
   (Cost $1,337)                        1,337             1,337
                                                   ------------
Total Investments
   (Cost $15,134,960) - 99.84%                     $ 19,719,196
Other Assets less Liabilities - 0.16%                    31,045
                                                   ------------

Net Assets - 100.00%                               $ 19,750,241
                                                   ============

*  Non-income producing investment.
u  American Depositary Receipt.

The following abbreviations are used in this portfolio:

Ltd. - Limited (Various)
SA de CV - Convertible Securities (Mexican)

See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of April 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $15,134,960) ........................................................................  $ 19,719,196
   Receivables:
        Investments sold ...........................................................................................       140,836
        Fund shares sold ...........................................................................................           730
        Dividends ..................................................................................................           787
   Prepaid expenses ................................................................................................        16,689
                                                                                                                      ------------
   Total assets ....................................................................................................    19,878,238
                                                                                                                      ------------
Liabilities:
   Payables:
        Investments purchased ......................................................................................        87,081
   Accrued expenses ................................................................................................        22,264
   Other liability .................................................................................................        18,652
                                                                                                                      ------------
   Total liabilities ...............................................................................................       127,997
                                                                                                                      ------------
Net Assets .........................................................................................................  $ 19,750,241
                                                                                                                      ============
Net Assets Consist of:
   Capital (par value and paid in surplus) .........................................................................  $ 82,314,947
   Accumulated net investment loss .................................................................................      (160,588)
   Accumulated net realized loss on investments ....................................................................   (66,988,354)
   Net unrealized appreciation on investments ......................................................................     4,584,236
                                                                                                                      ------------
   Total Net Assets ................................................................................................  $ 19,750,241
                                                                                                                      ============
Institutional Shares Outstanding, no par value (unlimited authorized shares) .......................................     1,077,186
   Net Assets - Institutional Shares ...............................................................................  $ 14,474,887
   Net Asset Value, Offering Price and Redemption Price Per Share ..................................................  $      13.44
                                                                                                                      ============
Class A Investor Shares Outstanding, no par value (unlimited authorized shares) ....................................       417,747
   Net Assets - Class A Investor Shares ............................................................................  $  5,275,354

   Net Asset Value, Offering Price and Redemption Price Per Share ..................................................  $      12.63

   Maximum Offering Price Per Share (100 / 97 of $12.63) ...........................................................  $      13.02
                                                                                                                      ============









See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended April 30, 2006

-----------------------------------------------------------------------------------------------------

Investment Income:
   Dividends .........................................................................  $     57,933
                                                                                        ------------
   Total Income ......................................................................        57,933
                                                                                        ------------
Expenses:
   Advisory fees (note 2) ............................................................       106,846
   Administration fees (note 2) ......................................................         8,013
   Transfer agent fees (note 2) ......................................................        13,500
   Fund accounting fees (note 2) .....................................................        28,068
   Compliance service fees (note 2) ..................................................         3,967
   Chief Compliance Officer fees .....................................................         4,339
   Custody fees (note 2) .............................................................         4,121
   Distribution and service fees - Class A Investor Shares (note 3) ..................         6,427
   Other accounting fees (note 2) ....................................................        12,397
   Registration and filing administration fees (note 2) ..............................         4,339
   Legal fees ........................................................................         6,458
   Audit and tax preparation fees ....................................................         7,439
   Registration and filing expenses ..................................................         7,034
   Shareholder servicing expenses ....................................................         1,243
   Printing expenses .................................................................         2,480
   Trustee fees and meeting expenses .................................................         3,477
   Securities pricing fees ...........................................................         2,231
   Other operating expenses ..........................................................         3,973
                                                                                        ------------
   Total Expenses ....................................................................       226,352
                                                                                        ------------
   Expense reductions (note 7) .......................................................        (7,831)
                                                                                        ------------
   Net Expenses ......................................................................       218,521
                                                                                        ------------
Net Investment Loss ..................................................................      (160,588)
                                                                                        ------------
Realized and Unrealized Gain on Investments

   Net realized gain from investment transactions ....................................     2,161,879
   Change in unrealized appreciation on investments ..................................       806,128
                                                                                        ------------
Realized and Unrealized Gain on Investments ..........................................     2,968,007
                                                                                        ------------
Net Increase in Net Assets Resulting from Operations .................................  $  2,807,419
                                                                                        ============





See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statements of Changes in Net Assets

                                                                                                  April 30,           October 31,
For the six month period and fiscal year ended,                                                   2006 (a)                2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss ......................................................................  $   (160,588)        $   (320,569)
   Net realized gain from investment transactions ...........................................     2,161,879             5,699,613
   Change in unrealized appreciation on investments .........................................       806,128            (1,792,227)
                                                                                               ------------         -------------
Net Increase in Net Assets Resulting from Operations ........................................     2,807,419             3,586,817
                                                                                               ------------         -------------
Capital Share Transactions: (note 6)
   Institutional Shares
       Shares sold ..........................................................................       401,253               758,553
       Shares repurchased ...................................................................    (5,101,280)           (7,772,780)
   Class A Investor Shares
       Shares sold ..........................................................................           482               134,542
       Shares repurchased ...................................................................      (368,162)           (2,756,070)
                                                                                               ------------         -------------
Decrease from Capital Share Transactions ....................................................    (5,067,707)           (9,635,755)
                                                                                               ------------         -------------
Net Decrease in Net Assets ..................................................................    (2,260,288)           (6,048,938)
                                                                                               ------------         -------------
Net Assets:
   Beginning of Period ......................................................................    22,010,529            28,059,467
   End of Period ............................................................................  $ 19,750,241         $  22,010,529
                                                                                               ============         =============
Accumulated net investment loss .............................................................  $   (160,588)        $          --
                                                                                               ============         =============

(a) Unaudited.




See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Financial Highlights

                                                                        Institutional Shares
For a share outstanding during the        April 30,                                    October 31,
six month period or fiscal year ended:    2006 (a)         2005           2004            2003          2002        2001 (b)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period   $      11.84   $      10.33   $      10.09   $       7.39   $       9.65   $      13.35
                                       ------------   ------------   ------------   ------------   ------------   ------------
Income (Loss) from Investment Operations
   Net investment loss                        (0.11)         (0.16)         (0.14)         (0.10)         (0.09)         (0.06)
   Net realized and unrealized
        gain (loss) on securities              1.71           1.67           0.38           2.80          (2.16)         (3.64)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total from Investment Operations               1.60           1.51           0.24           2.70          (2.25)         (3.70)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Less Distributions:
   Distributions (from capital gains)             -              -             -               -          (0.01)             -
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total Distributions                               -              -             -               -          (0.01)             -
                                       ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period         $      13.44   $      11.84   $      10.33   $      10.09   $       7.39   $       9.65
                                       ============   ============   ============   ============   ============   ============
Total return                                  13.51 %        14.62 %         2.28 %        36.54 %       (23.34)%       (27.72)%

Net Assets, End of Period
   (in thousands)                      $     14,475   $     17,012   $     21,282   $     29,451   $     43,565   $     58,667
Average Net Assets for the Period
   (in thousands)                      $     16,362   $     19,252   $     23,104   $     33,836   $     56,491   $     70,560

Ratios of:
Gross Expenses to Average Net Assets           2.06 % (c)     1.97 %         1.77 %         1.35 %         1.26 %         1.23 % (c)
Net Expenses to Average Net Assets             1.98 % (c)     1.94 %         1.70 %         1.25 %         1.20 %         1.20 % (c)
Net Investment Loss to
   Average Net Assets                         (1.44)% (c)    (1.22)%        (1.28)%        (0.86)%        (0.97)%        (0.74)% (c)

Portfolio turnover rate                       37.70 %        78.03 %        78.37 %        85.67 %       104.17 %        96.61 %



(a) Unaudited.
(b) For the period from March 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.





                                                                                                                        (Continued)

THE CHESAPEAKE GROWTH FUND

Financial Highlights

                                                                          Class A Investor Shares
For a share outstanding during the        April 30,                                    October 31,
six month period or fiscal year ended:    2006 (a)         2005           2004            2003          2002        2001 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period   $      11.14   $       9.75   $       9.54   $       7.05   $       9.28   $      12.88
                                       ------------   ------------   ------------   ------------   ------------   ------------
Income (Loss) from Investment Operations
   Net investment loss                        (0.10)         (0.19)         (0.17)         (0.16)         (0.17)         (0.11)
   Net realized and unrealized
      gain (loss) on securities                1.59           1.58           0.38           2.65          (2.05)         (3.49)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total from Investment Operations               1.49           1.39           0.21           2.49          (2.22)         (3.60)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Less Distributions:
   Distributions (from capital gains)             -              -              -              -          (0.01)             -
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total Distributions                               -              -              -              -          (0.01)             -
                                       ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period         $      12.63   $      11.14   $       9.75   $       9.54   $       7.05   $       9.28
                                       ============   ============   ============   ============   ============   ============
Total return (d)                              13.38 %        14.26 %         1.99 %        35.32 %       (23.95)%       (27.89)%

Net Assets, End of Period
   (in thousands)                      $      5,275   $      4,999   $      6,778   $      8,587   $      8,452   $     15,225
Average Net Assets for the Period
   (in thousands)                      $      5,184   $      5,902   $      7,757   $      8,172   $     12,853   $     21,118

Ratios of:
Gross Expenses to Average Net Assets           2.31 % (c)     2.22 %         2.02 %         2.25 %         1.93 %         1.72 % (c)
Net Expenses to Average Net Assets             2.23 % (c)     2.19 %         1.95 %         2.16 %         1.87 %         1.69 % (c)
Net Investment Loss to
   Average Net Assets                         (1.69)% (c)    (1.46)%        (1.54)%        (1.77)%        (1.63)%        (1.23)% (c)

Portfolio turnover rate                       37.70 %        78.03 %        78.37 %        85.67 %       104.17 %        96.61 %


(a) Unaudited.
(b) For the period from March 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.
(d) Total return does not reflect payment of a sales charge.






See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    and  assets  for which  representative
     Accounting Policies                  market   quotations  are  not  readily
                                          available  (e.g.,  if the  exchange on
The   Chesapeake   Growth   Fund  (the    which  the   portfolio   security   is
"Fund") is a series fund. The Fund is principally traded closes early or if part of the Gardner Lewis Investment trading of the particular portfolio Trust (the "Trust"), which was security is halted during the day and organized as a Massachusetts business does not resume prior to the Fund's trust and is registered under the net asset value calculation) or which
Investment  Company  Act of 1940  (the    cannot be accurately  valued using the
"1940 Act"), as amended, as an Fund's normal pricing procedures are open-ended management investment valued at fair value as determined in company. The Fund is classified as good faith under policies approved by diversified as defined in the 1940 the Trustees. A portfolio security's
Act.                                      "fair value" price may differ from the
                                          price   next    available   for   that
The Chesapeake Growth Fund commenced portfolio security using the Fund's operations on August 12, 1992. The normal pricing procedures. Investment
Fund changed its fiscal  year-end from    companies  are  valued  at  net  asset
February 28 to October 31 beginning value. Instruments with maturities of with the fiscal period ended October 60 days or less are valued at 31, 2001. The investment objective of amortized cost, which approximates
the   Fund   is   to   seek    capital    market value.
appreciation   through  investment  in
equity  securities of medium and large    Investment Transactions and Investment
capitalization  companies,  consisting    Income
primarily of common and preferred Investment transactions are accounted stocks and securities convertible into for as of the date purchased or sold
common stocks.                            (trade  date).   Dividend   income  is
                                          recorded  on  the  ex-dividend   date.
The Institutional Shares are offered Certain dividends from foreign to institutional investors without a securities will be recorded as soon as sales charge and bear no distribution the Trust is informed of the dividend and service fees. The Class A Investor if such information is obtained Shares are offered with a sales charge subsequent to the ex-dividend date.
and bear distribution fees.               Interest  income  is  recorded  on the
                                          accrual     basis     and     includes
Each class of shares has equal  rights    amortization    of    discounts    and
as to  assets  of the  Fund,  and  the    premiums.   Gains   and   losses   are
classes  are   identical   except  for    determined  on  the  identified   cost
differences   in  their  sales  charge    basis,  which is the same  basis  used
structures  and  ongoing  distribution    for federal income tax purposes.
and  service  fees.  Income,  expenses
(other than  distribution  and service    Expenses
fees, which are only attributable to The Fund bears expenses incurred the Investor Shares), and realized and specifically on its behalf as well as unrealized gains or losses on a portion of general expenses, which
investments   are  allocated  to  each    are  allocated  according  to  methods
class  of   shares   based   upon  its    approved annually by the Trustees.
relative net assets. Both classes have
equal voting privileges,  except where    Dividend Distributions
otherwise  required by law or when the    The Fund may  declare  and  distribute
Board  of  Trustees  (the  "Trustees")    dividends from net  investment  income
determines that the matter to be voted (if any) annually. Distributions from on affects only the interests of the capital gains (if any) are generally
shareholders of a particular class.       declared and distributed annually. The
                                          Fund  may  also  make  a  supplemental
The following accounting policies have    distribution  subsequent to the end of
been consistently followed by the Fund    its fiscal year.
and are in conformity  with accounting
principles  generally  accepted in the    Estimates
United   States  of   America  in  the    The     preparation    of    financial
investment company industry.              statements    in    conformity    with
                                          accounting     principles    generally
Investment Valuation                      accepted  in  the  United   States  of
The Fund's investments in securities America requires management to make are carried at value. Securities estimates and assumptions that affect listed on an exchange or quoted on a the amount of assets, liabilities, national market system are valued at expenses and revenues reported in the
the last  sales  price as of 4:00 p.m.    financial  statements.  Actual results
Eastern Time. Securities traded in the    could differ from those estimates.
NASDAQ   over-the-counter  market  are
generally   valued   at   the   NASDAQ    Federal Income Taxes
Official Closing Price. Other No provision for income taxes is securities traded in the included in the accompanying financial over-the-counter market and listed statements, as the Fund intends to securities for which no sale was distribute to shareholders all taxable reported on that date are valued at investment income and realized gains the most recent bid price. Securities
                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

and otherwise complies with Subchapter schedule provided below. The M of the Internal Revenue Code Administrator also receives a fee to
applicable  to  regulated   investment    procure and pay the  custodian for the
companies.                                Fund, additional compensation for fund
                                          accounting and  recordkeeping  service
Indemnifications                          and   additional    compensation   for
Under the Fund's organizational certain costs involved with the daily documents, its officers and Trustees valuation of securities and as are indemnified against certain reimbursement for out-of-pocket liabilities arising out of the expenses (which are immaterial in
performance  of  their  duties  to the    amount).   A  breakdown  of  these  is
Fund.  In  addition,   in  the  normal    provided below.
course of  business,  the Fund  enters
into  contracts with their vendors and    Compliance Services
others   that   provide   for  general    The  Nottingham  Compliance  Services,
indemnifications. The Fund's maximum LLC, ("NCS") a fully owned affiliate exposure under these arrangements is of the Nottingham Company, provides unknown as this would involve future services which assists the Trust's claims that may be made against the Chief Compliance Officer in monitoring Fund. The Fund expects the risk of and testing the policies and
loss to be remote.                        procedures of the Trust in conjunction
                                          with requirements  under Rule 38a-1 of
2.   Transactions with Affiliates         the     Securities     and    Exchange
                                          Commission.  For the six month  period
Advisor                                   ended  April 30,  2006,  NCS  received
The Fund pays a monthly  advisory  fee    $3,967 for these services.
to  Gardner  Lewis  Asset  Management,
(the "Advisor")  based upon the annual    Transfer Agent
rate of  1.00% of the  Fund's  average    North Carolina  Shareholder  Services,
daily net assets.                         LLC   ("Transfer   Agent")  serves  as
                                          transfer,    dividend   paying,    and
Administrator                             shareholder  servicing  agent  for the
The Fund pays a monthly administration Fund. It receives compensation for its fee to The Nottingham Company (the services based upon a $15 per "Administrator") based upon the shareholder per year, subject to a average daily net assets of the minimum fee of $1,500 per month, plus respective share class and calculated $750 per month for each additional
at the  annual  rates  as shown in the    class of shares.


---------------------------------- -------------------------------- ------------------- ------------------------- ------------------
                                                                                              Fund Accounting
        Administration Fees                    Custody Fees                                  Asset Based Fees
                                                                           Fund                                        Blue Sky
      Average Net        Annual         Average Net       Annual        Accounting        Average Net    Annual     Administration
        Assets            Rate            Assets           Rate        Fees (monthly)       Assets        Rate       Fees (annual)
--------------------- ------------ ------------------- ------------ ------------------- -------------- ---------- ------------------
   Annual Fee           $12,500    First $100 Million     0.02%
   All Assets            0.075%    Over $100 Million      0.009%          $4,500          All Assets      0.01%     $150 per state
--------------------- ------------ ------------------- ------------ ------------------- -------------- ---------- ------------------

*Minimum monthly fees of $400.

Distributor                               3.   Distribution and Service Fees
Capital  Investment  Group,  Inc. (the
"Distributor") serves as the Fund's The Trustees, including a majority of principal underwriter and distributor. the Trustees who are not "interested
The  Distributor  receives  any  sales    persons"  of the Trust as  defined  in
charges imposed on purchases of Class the Act, adopted a distribution plan A Investor shares and re-allocates a with respect to the Class A Investor portion of such charges to dealers Shares pursuant to Rule 12b-1 of the through whom the sale was made, if Act (the "Plan"). Rule 12b-1 regulates any. For the six month period ended the manner in which a regulated April 30, 2006, the Distributor investment company may assume costs of
retained no sales charges.                distributing  and  promoting the sales
                                          of its  shares  and  servicing  of its
Certain  Trustees  and officers of the    shareholder    accounts.    The   Plan
Trust   are  also   officers   of  the    provides   that  the  Fund  may  incur
Advisor,   the   Distributor   or  the    certain  costs,  which may not  exceed
Administrator.                            0.25% per annum of the  average  daily

                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements (Unaudited)

________________________________________________________________________________

net assets of Class A Investor  Shares    Accumulated capital losses noted below
for each year  elapsed  subsequent  to    represent     net     capital     loss
adoption  of the Plan,  for payment to    carry-forwards,   as  of  October  31,
the  Distributor  and others for items    2005,  that may be available to offset
such as advertising expenses,  selling    future  realized   capital  gains  and
expenses, commissions, travel or other    thereby  reduce  future  taxable gains
expenses reasonably intended to result    distributions.  The table  below shows
in sales of Class A Investor Shares of    the    expiration    dates    of   the
the  Fund  or  support   servicing  of    carryovers.
shareholder    accounts.    The   Fund
incurred  $6,427 in  distribution  and    -----------------------------------------------------------------
service   fees  under  the  Plan  with    Capital Loss Carry-forward Expiration Schedule
respect to Class A Investor Shares for    For the year ended October 31, 2005
the six month  period  ended April 30,            October 31, 2009                 October 31, 2010
2006.                                     ---------------------------------- ------------------------------
                                                     $43,398,678                      $25,518,104
4.   Purchases and Sales of Investment    ---------------------------------- ------------------------------
     Securities
                                          The aggregate cost of investments  and
For the six month  period  ended April    the    composition    of    unrealized
30,  2006,   the  aggregate   cost  of    appreciation   and   depreciation   of
purchases  and proceeds  from sales of    investment   securities   for  federal
investment    securities    (excluding    income  tax  purposes  as of April 30,
short-term    securities)    were   as    2006  are  noted  below.  The  primary
follows:                                  difference   between   book   and  tax
                                          appreciation    or   depreciation   of
---------------- ---------------------    investments    is   wash   sale   loss
   Purchases          Proceeds from       deferrals.
 of Securities     Sales of Securities
---------------- ---------------------    -------------------- -------------------------------------------
   $7,972,747          $13,231,308                                       Aggregate Gross Unrealized
---------------- ---------------------                         -------------------------------------------
                                            Federal
There  were no  purchases  or sales of      Tax Cost                Appreciation         Depreciation
long-term U.S. Government  Obligations    -------------------- --------------------- ---------------------
during  the  six  month  period  ended        $15,133,916           $4,848,130            $(262,850)
April 30, 2006.                           -------------------- --------------------- ---------------------

5.   Federal Income Tax                   The    amount   of    dividends    and
                                          distributions   from  net   investment
The information shown in the following    income and net realized  capital gains
tables  represent:  (1) tax components    are  determined  in  accordance   with
of capital  (2)  losses or  deductions    federal income tax  regulations  which
the Fund may be able to offset against    may  differ  from  generally  accepted
income  and gains  realized  in future    accounting      principles.      These
years, and (3) unrealized appreciation    differences   are  due  to   differing
or  depreciation  of  investments  for    treatments   for  items  such  as  net
federal  income  tax  purposes,  as of    short-term  gains,  deferral  of  wash
October 31, 2005.  For the year ended,    sale    losses,    foreign    currency
October   31,   2005,   there  was  no    transactions,  net  investment  losses
undistributed   ordinary   income   or    and   capital   loss   carry-forwards.
undistributed long-term gains.            Certain permanent  differences such as
                                          tax   returns  of   capital   and  net
                                          investment  losses,  if any,  would be
-------------- ----------- ------------   classified against capital. There were
 Accumulated    Other Book                no dividends or  distributions  of net
  Capital         to Tax     Net Tax      investment   income  or  net  realized
  Losses       Differences Appreciation   gains  issued for the six month period
-------------- ----------- ------------   ended  April 30,  2006 or fiscal  year
  $68,916,782  $142,788    $3,778,108     ended October 31, 2005.
-------------- ----------- ------------


                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

6.   Capital Share Transactions

------------------------------------------------- ---------------------------------------- ----------------------------------------
                                                             Institutional Class                   Class A Investor Class
                                                        April 30,         October 31,           April 30,          October 31,
 For the period and fiscal year ended:                    2006               2005*                2006                 2005*
------------------------------------------------- -------------------- ------------------- -------------------- -------------------
Transactions in Fund Shares
   Shares sold                                           31,915              66,912                   46                12,190
   Reinvested distributions                                   -                   -                    -                     -
   Shares repurchased                                  (391,234)           (689,749)             (30,950)             (258,821)
Net Decrease in Capital Shares                         (359,319)           (622,837)             (30,904)             (246,631)
Shares Outstanding, Beginning of Period               1,436,505           2,059,342              448,651               695,282
Shares Outstanding, End of Period                     1,077,186           1,436,505              417,747               448,651
------------------------------------------------- -------------------- ------------------- -------------------- -------------------
* Audited.

7.       Expense Reductions

The  advisor  has  transacted  certain
portfolio trades with brokers who paid
a portion of the Fund's expenses.  For
the six month  period  ended April 30,
2006, the Fund's expenses were reduced
by $7,831 under these agreements.

THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

1.   Proxy Voting  Policies and Voting    Board   of   Trustees.   At  no   time
     Record                               preceding  the  removal of  Deloitte &
                                          Touche     LLP    were    there    any
A copy of the Trust's Proxy Voting and    disagreements  with  Deloitte & Touche
Disclosure Policy and the Advisor's LLP on any matter of accounting Proxy Voting and Disclosure Policy are principles or practices, financial included as Appendix B to the Fund's statement disclosure, or auditing Statement of Additional Information scope or procedure, which and is available, without charge, upon disagreements, if not resolved to the request, by calling 1-800-430-3863. satisfaction of Deloitte & Touche LLP, Information regarding how the Fund would have caused it to make reference
voted  proxies  relating to  portfolio    to   the   subject   matter   of   the
securities   during  the  most  recent    disagreements  in connection  with its
12-month   period  ended  June  30  is    report.   At  no  time  preceding  the
available  (1)  without  charge,  upon    removal  of  Deloitte & Touche LLP did
request,  by  calling  the Fund at the    any  of  the  events   enumerated   in
number  above  and  (2) on  the  SEC's    paragraphs  (1)(v)(A)  through  (D) of
website at http://www.sec.gov.            Item 304(a) of Regulation S-K occur.

2.   Quarterly Portfolio Holdings         The Trust  engaged  Briggs,  Bunting &
                                          Dougherty,  LLP as its new independent
The Fund files its complete schedule registered public accounting firm on of portfolio holdings with the SEC for October 13, 2005. At no time preceding the first and third quarters of each the engagement of Briggs, Bunting & fiscal year on Form N-Q. The Fund's Dougherty, LLP did the Fund consult Forms N-Q are available on the SEC's Briggs, Bunting & Dougherty, LLP website at http://www.sec.gov. You may regarding either (i) the application review and make copies at the SEC's of accounting principles to a
Public Reference Room in Washington, specified transaction, either D.C. You may also obtain copies after completed or proposed, or the type of paying a duplicating fee by writing audit opinion that might be rendered the SEC's Public Reference Section, on the Fund's financial statement, or Washington, D.C. 20549-0102 or by (ii) any matter that was either
electronic          request         to    subject   of  a   disagreement   or  a
publicinfo@sec.gov, or is available, reportable event, as such terms are without charge, upon request, by defined in Item 304 of Regulation S-K. calling the fund at 1-800-430-3863.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.

3.   Changes      in      Registrant's
     Certifying Accountant

On October 13, 2005, Deloitte & Touche
LLP  was  removed  as the  independent
registered  public accounting firm for
the Trust,  effective immediately upon
the  completion  of the  audit  of the
October 31, 2005 financial statements.
Deloitte & Touche  LLP was  previously
engaged as the independent  registered
public  accounting  firm to audit  the
Fund's financial statements.

Deloitte & Touche  LLP issued  reports
on the Fund's financial  statements as
of October  31,  2004 and  October 31,
2005.  Such reports did not contain an
adverse  opinion  or a  disclaimer  of
opinion,  nor were they  qualified  or
modified  as  to  uncertainty,   audit
scope, or accounting principles.

The  decision  to  remove  Deloitte  &
Touche LLP was approved by the Trust's
Audit  Committee  and  ratified by the

The Chesapeake Growth Fund
is a series of
Gardner Lewis Investment Trust











For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       Gardner Lewis Asset Management
116 South Franklin Street                     285 Wilmington-West Chester Pike
Post Office Drawer 4365                       Chadds Ford, Pennsylvania 19317
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-430-3863                                1-800-430-3863

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              chesapeakefunds.com

Semi-Annual Report 2006







                                                            THE CHESAPEAKE CORE
                                                                    GROWTH FUND
                                                                 April 30, 2006
                                                                    (Unaudited)
















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, portfolio turnover risk, short-term investments risk, investment advisor risk, overweighting in certain market sectors risk and market segment risk. More information about these risks and other risks can be found in the Fund's

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

This Semi-Annual Report was first distributed to shareholders on or about June 29, 2006.

For More Information on Your Chesapeake Core Growth Fund:

           See Our Web site @ www.chesapeakefunds.com
                    or
           Call Our Shareholder Services Group Toll-Free at 1-800-430-3863

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                         Beginning                 Ending
                                                       Account Value            Account Value             Expenses Paid
Expense Examples                                      November 1, 2005         April 30, 2006             During Period*
-------------------------------------------------- ----------------------- ------------------------ ---------------------------
Actual                                                   $1,000.00                $1,078.60                   $6.96
-------------------------------------------------- ----------------------- ------------------------ ---------------------------
Hypothetical (5% return before expenses)                 $1,000.00                $1,018.10                   $6.76
-------------------------------------------------- ----------------------- ------------------------ ---------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.35%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                       Market Value
                                       Shares        (Note 1)                                              Shares        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 98.72%                                               Insurance - 5.09%
                                                                        CIGNA Corporation                 209,950     $ 22,464,650
Agriculture - 3.01%                                                     The Chubb Corporation             305,460       15,743,408
   Monsanto Company                   270,700      $ 22,576,380                                                       ------------
                                                   ------------                                                         38,208,058
                                                                                                                      ------------
Auto Manufacturers - 3.94%                                           Internet - 3.00%
u  Honda Motor Company, Ltd           505,200        17,899,236      *  Google Inc.                        53,820       22,493,531
   PACCAR Inc.                        162,000        11,652,660                                                       ------------
                                                   ------------
                                                     29,551,896      Lodging - 2.97%
                                                   ------------         Starwood Hotels & Resorts
Banks - 2.29%                                                              Worldwide, Inc.                132,430        7,598,833
   Commerce Bancorp, Inc.             425,600        17,168,704      u* Wynn Resorts, Ltd.                192,911       14,682,456
                                                   ------------                                                       ------------
                                                                                                                        22,281,289
Biotechnology - 1.68%                                                                                                 ------------
*  Amgen, Inc.                        186,100        12,598,970      Media - 6.44%
                                                   ------------      *  Comcast  Corporation              616,121       18,995,011
                                                                        The Walt Disney Company           689,900       19,289,604
Computer Services - 1.90%                                            *  XM Satellite Radio Holdings Inc.  496,600       10,041,252
*  EMC Corporation                  1,057,630        14,288,581                                                       ------------
                                                   ------------                                                         48,325,867
                                                                                                                      ------------
                                                                     Oil & Gas - Equipment & Services - 3.42%
Cosmetics/Personal Care - 2.39%                                      *  National-Oilwell Varco Inc.       245,025       16,899,374
   Procter & Gamble Company           308,550        17,960,696         Valero Energy Corporation         134,890        8,732,779
                                                   ------------                                                       ------------
                                                                                                                        25,632,153
                                                                                                                      ------------
Diversified Financial Services - 11.62%                              Pharmaceuticals - 8.45%
   American Express Company           378,900        20,388,609      *  Caremark Rx, Inc.                 358,200       16,316,010
   Capital One Financial                                             u  GlaxoSmithKline plc               299,100       17,012,808
      Corporation                     276,400        23,947,296      u  Novartis AG                       254,225       14,620,480
   Chicago Mercantile Exchange                                       u  Teva Pharmaceutical
      Holdings, Inc.                   33,294        15,248,652            Industries Ltd.                380,520       15,411,060
   The Goldman Sachs Group, Inc.      172,100        27,585,909                                                       ------------
                                                   ------------                                                         63,360,358
                                                     87,170,466                                                       ------------
                                                   ------------      Real Estate Investment Trust - 0.02%
Electric - 1.95%                                                        Host Hotels & Resorts Inc           8,004          168,244
   TXU Corporation                    294,600        14,620,998                                                       ------------
                                                   ------------
                                                                     Retail - 8.46%
Food - 0.96%                                                            Best Buy Co., Inc.                301,100       17,060,326
   The Hershey Company                134,300         7,163,562         CVS Corporation                   490,200       14,568,744
                                                   ------------         J.C. Penney Company, Inc.         188,900       12,365,394
                                                                        Target Corporation                 73,150        3,884,265
Healthcare - Products - 4.40%                                           TJX Companies, Inc.               645,495       15,575,794
*  Boston Scientific Corporation      791,775        18,400,851                                                       ------------
*  St. Jude Medical, Inc.             369,330        14,581,148                                                         63,454,523
                                                   ------------                                                       ------------
                                                     32,981,999
                                                   ------------      Semiconductors - 11.63%
Healthcare - Services - 3.36%                                           Applied Materials, Inc.           963,250       17,290,338
*  Humana Inc.                        316,300        14,290,434      *  Broadcom Corporation              450,200       18,507,722
*  Tenet Healthcare Corporation     1,313,630        10,929,402      *  MEMC Electronic Materials, Inc.   611,300       24,818,780
                                                   ------------         Microchip Technology, Inc.        429,800       16,014,348
                                                     25,219,836         Xilinx, Inc.                      382,700       10,589,309
                                                   ------------                                                       ------------
                                                                                                                        87,220,497
                                                                                                                      ------------
                                                                                                                       (Continued)


THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                       Shares        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Summary of Investments by Industry
                                                                                                         % of Net         Market
Software - 4.23%                                                     Industry                             Assets          Value
                                                                     -------------------------------------------------------------
* Adobe Systems, Inc.                 452,500      $ 17,738,000      Agriculture                           3.01%      $ 22,576,380
* Electronic Arts Inc.                245,710        13,956,328      Auto Manufacturers                    3.94%        29,551,896
                                                   ------------      Banks                                 2.29%        17,168,704
                                                     31,694,328      Biotechnology                         1.68%        12,598,970
                                                   ------------      Computer Services                     1.90%        14,288,581
Telecommunications - 5.52%                                           Cosmetics/Personal Care               2.39%        17,960,696
*  Corning Incorporated               706,900        19,531,647      Diversified Financial Services       11.62%        87,170,466
   Qualcomm, Inc.                     426,500        21,896,510      Electric                              1.95%        14,620,998
                                                   ------------      Food                                  0.96%         7,163,562
                                                     41,428,157      Healthcare - Products                 4.40%        32,981,999
                                                   ------------      Healthcare - Services                 3.36%        25,219,836
Transportation - 1.99%                                               Insurance                             5.09%        38,208,058
   United Parcel Service, Inc.        184,100        14,924,987      Internet                              3.00%        22,493,531
                                                   ------------      Investment Company                    0.35%         2,636,693
                                                                     Lodging                               2.97%        22,281,289
                                                                     Media                                 6.44%        48,325,867
Total Common Stocks (Cost $661,855,155)             740,494,080      Oil & Gas - Equipment & Services      3.42%        25,632,153
                                                   ------------      Pharmaceuticals                       8.45%        63,360,358
                                                                     Real Estate Investment Trust          0.02%           168,244
INVESTMENT COMPANY - 0.35                                            Retail                                8.46%        63,454,523
   Merrimac U.S. Government Series Fund                              Semiconductors                       11.63%        87,220,497
   (Cost $2,636,693)                2,636,693         2,636,693      Software                              4.23%        31,694,328
                                                   ------------      Telecommunications                    5.52%        41,428,157
                                                                     Transportation                        1.99%        14,924,987
Total Investments                                                    -------------------------------------------------------------
   (Cost $664,491,848) - 99.07%                    $743,130,773      Total                                99.07%      $743,130,773
Other Assets less Liabilities - 0.93%                 7,008,650
                                                   ------------

Net Assets - 100.00%                               $750,139,423
                                                   ============

* Non-income producing investment.
u American Depositary Receipt.

The following acronyms and abbreviations are used in this portfolio:


AG - Aktiengesellschaft (Germany & Switzerland)
Ltd. - Limited (Various)
PLC - Public Limited Company (British)










See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of April 30, 2006
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $664,491,848) ......................$743,130,773
   Receivables:
      Investments sold ............................................  10,422,940
      Fund shares sold ............................................   1,703,350
      Dividends ...................................................     351,180
   Prepaid expenses ...............................................      77,062
                                                                   ------------
   Total assets ................................................... 755,685,305
                                                                   ------------
Liabilities:
   Payables:
      Investments purchased .......................................   4,993,570
      Fund shares repurchased .....................................     411,860
   Accrued expenses ...............................................     139,816
   Other liabilities ..............................................         636
                                                                   ------------
   Total liabilities ..............................................   5,545,882
                                                                   ------------
Net Assets ........................................................$750,139,423
                                                                   ============
Net Assets Consist of:
   Capital (par value and paid in surplus) ........................$666,033,084
   Accumulated net investment loss ................................  (1,269,596)
   Undistributed net realized gain on investments .................   6,737,010
   Net unrealized appreciation on investments .....................  78,638,925
                                                                   ------------
   Total Net Assets ...............................................$750,139,423
                                                                   ============
   Shares Outstanding, no par value
      (unlimited authorized shares) ...............................  41,825,319
                                                                   ============
   Net Asset Value, Maxium Offering Price and
      Redemption Price Per Share ..................................$      17.94
                                                                   ============






See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended April 30, 2006

--------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends ........................................................................................  $  3,353,348
                                                                                                       ------------
   Total Income .....................................................................................     3,353,348
                                                                                                       ------------
Expenses:
   Advisory fees (note 2) ...........................................................................     3,432,280
   Administration fees (note 2) .....................................................................       257,421
   Transfer agent fees (note 2) .....................................................................        33,895
   Fund accounting fees (note 2) ....................................................................        47,823
   Compliance service fees (note 2) .................................................................         5,579
   Custody fees (note 2) ............................................................................        39,822
   Distribution and service fees (note 3) ...........................................................       858,070
   Schwab administration fees (note 8) ..............................................................        73,393
   Registration and filing administration fees (note 2) .............................................         3,955
   Chief Compliance Officer fees ....................................................................        20,899
   Legal fees .......................................................................................         6,458
   Audit and tax preparation fees ...................................................................         7,439
   Registration and filing expenses .................................................................        11,012
   Shareholder servicing expenses ...................................................................        19,836
   Printing expenses ................................................................................        19,836
   Trustee fees and meeting expenses ................................................................         3,477
   Securities pricing fees ..........................................................................         2,229
   Other operating expenses .........................................................................        17,356
                                                                                                       ------------
   Total Expenses ...................................................................................     4,860,780

   Distribution and service fees waived (note 3) ....................................................       (86,558)
   Expense reductions (note 7) ......................................................................      (151,278)
                                                                                                       ------------
   Net Expenses .....................................................................................     4,622,944
                                                                                                       ------------
Net Investment Loss .................................................................................    (1,269,596)
                                                                                                       ------------
Realized and Unrealized Gain on Investments

   Net realized gain from investment transactions ...................................................     7,409,440
   Change in unrealized appreciation on investments .................................................    44,671,265
                                                                                                       ------------
Realized and Unrealized Gain on Investments .........................................................    52,080,705
                                                                                                       ------------
Net Increase in Net Assets Resulting from Operations ................................................  $ 50,811,109
                                                                                                       ============




See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statements of Changes in Net Assets

                                                                                             April 30,         October 31,
For the six month period or fiscal year ended                                                2006 (a)             2005
-----------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss .................................................................. $ (1,269,596)       $ (2,516,453)
   Net realized gain from investment transactions .......................................    7,409,440          12,579,275
   Change in unrealized appreciation on investments .....................................   44,671,265          23,502,106
                                                                                          ------------        ------------
Net Increase in Net Assets Resulting from Operations ....................................   50,811,109          33,564,928
                                                                                          ------------        ------------
Distributions to Shareholders: (note 5)
   Net realized gain from investment transactions .......................................   (9,525,379)                 --
                                                                                          ------------        ------------
Decrease in Net Assets Resulting from Distributions .....................................   (9,525,379)                 --
                                                                                          ------------        ------------
Capital Share Transactions: (note 6)
   Shares sold ..........................................................................  174,211,266         402,306,269
   Reinvested dividends and distributions ...............................................    9,035,300                  --
   Shares repurchased ................................................................... (102,441,850)       (101,803,810)
                                                                                          ------------        ------------
Increase from Capital Share Transactions ................................................   80,804,716         300,502,459
                                                                                          ------------        ------------
Net Increase in Net Assets .............................................................   122,090,446         334,067,387
                                                                                          ------------        ------------
Net Assets:
   Beginning of Period .................................................................   628,048,977         293,981,590
   End of Period .......................................................................  $750,139,423        $628,048,977
                                                                                          ============        ============
Accumulated Net Investment Loss .................................. .....................  $ (1,269,596)       $         --
                                                                                          ============        ============



(a) Unaudited.

















See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Financial Highlights

For a share outstanding during the        April 30,                                    October 31,
six month period or fiscal year ended:    2006 (a)         2005           2004            2003          2002        2001 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period   $      16.88   $      15.41   $      14.78   $      10.88   $      12.31   $      15.13
                                       ------------   ------------   ------------   ------------   ------------   ------------
Income (Loss) from Investment Operations
   Net investment loss                        (0.03)         (0.07)         (0.06)         (0.05)         (0.07)         (0.02)
   Net realized and unrealized
      gain (loss) on securities                1.35           1.54           0.69           3.95          (1.35)         (2.80)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total from Investment Operations               1.32           1.47           0.63           3.90          (1.42)         (2.82)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Less Distributions:
   Distributions (from net realized gains)    (0.26)             -              -              -          (0.01)             -
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total Distributions                           (0.26)             -              -              -          (0.01)             -
                                       ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period         $      17.94   $      16.88   $      15.41   $      14.78   $      10.88   $      12.31
                                       ============   ============   ============   ============   ============   ============
Total return                                   7.86 %         9.54 %         4.26 %        35.72 %       (11.47)%       (18.69)%

Net Assets, End of Period
   (in thousands)                      $    750,139   $    628,049   $    293,982   $     70,058   $     23,952   $     23,835

Average Net Assets for the Period
   (in thousands)                      $    692,145   $    494,878   $    192,739   $     35,239   $     26,998   $     22,212

Ratios of:
Gross Expenses to Average Net Assets           1.41 % (c)    1.45 %          1.49 %         1.76 %         1.73 %         1.72 % (c)
Net Expenses to Average Net Assets             1.35 % (c)    1.35 %          1.33 %         1.31 %         1.23 %         1.17 % (c)
Net Investment Loss to Average
   Net Assets                                 (0.36)% (c)   (0.51)%         (0.56)%        (0.61)%        (0.59)%        (0.31)% (c)

Portfolio turnover rate                       44.62 %       90.10 %         59.54 %        71.04 %       110.65 %       105.88 %



(a) Unaudited.
(b) For the period from March 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.










See Notes to Financial Statements

The Chesapeake Core Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    Investment Transactions and Investment
     Accounting Policies                  Income
                                          Investment  transactions are accounted
The Chesapeake Core Growth Fund (the for as of the date purchased or sold "Fund") is a series fund. The Fund is (trade date). Dividend income is part of the Gardner Lewis Investment recorded on the ex-dividend date. Trust (the "Trust"), which was Certain dividends from foreign organized as a Massachusetts business securities will be recorded as soon as trust and is registered under the the Trust is informed of the dividend
Investment  Company  Act of 1940  (the    if  such   information   is   obtained
"1940 Act"), as amended, as an subsequent to the ex-dividend date. open-ended management investment Interest income is recorded on the
company.  The  Fund is  classified  as    accrual     basis     and     includes
diversified  as  defined  in the  1940    amortization    of    discounts    and
Act.                                      premiums.   Gains   and   losses   are
                                          determined  on  the  identified   cost
The   Chesapeake   Core   Growth  Fund    basis,  which is the same  basis  used
commenced  operations on September 29,    for federal income tax purposes.
1997.  The  Fund  changed  its  fiscal
year-end  from  February 28 to October    Expenses
31 beginning with the fiscal period The Fund bears expenses incurred ended October 31, 2001. The investment specifically on its behalf as well as objective of the Fund is to seek a portion of general expenses, which capital appreciation by investing are allocated according to methods
primarily in equity  securities of the    approved annually by the Trustees.
largest  1,000   companies   based  on
market  capitalization,  domiciled  in    Dividend Distributions
the United States.                        The Fund may  declare  and  distribute
                                          dividends from net  investment  income
The following accounting policies have (if any) annually. Distributions from been consistently followed by the capital gains (if any) are also
Funds  and  are  in  conformity   with    generally   declared  and  distributed
accounting     principles    generally    annually.
accepted  in  the  United   States  of
America  in  the  investment   company    Estimates
industry.                                 The     preparation    of    financial
                                          statements    in    conformity    with
Investment Valuation                      accounting     principles    generally
The Fund's  investments  in securities    accepted  in  the  United   States  of
are carried at value. Securities America requires management to make listed on an exchange or quoted on a estimates and assumptions that affect national market system are valued at the amount of assets, liabilities, the last sales price as of 4:00 p.m. expenses and revenues reported in the Eastern Time. Securities traded in the financial statements. Actual results
NASDAQ   over-the-counter  market  are    could differ from those estimates.
generally   valued   at   the   NASDAQ
Official    Closing    Price.    Other    Federal Income Taxes
securities traded in the No provision for income taxes is over-the-counter market and listed included in the accompanying financial securities for which no sale was statements, as the Fund intends to reported on that date are valued at distribute to shareholders all taxable the most recent bid price. Securities investment income and realized gains and assets for which representative and otherwise comply with Subchapter M market quotations are not readily of the Internal Revenue Code
available  (e.g.,  if the  exchange on    applicable  to  regulated   investment
which  the   portfolio   security   is    companies.
principally  traded closes early or if
trading  of the  particular  portfolio    Indemnifications
security is halted during the day and Under the Fund's organizational does not resume prior to the Fund's documents, its officers and Trustees net asset value calculation) or which are indemnified against certain cannot be accurately valued using the liabilities arising out of the
Funds' normal  pricing  procedures are    performance  of  their  duties  to the
valued at fair value as  determined in    Fund.  In  addition,   in  the  normal
good faith under policies approved by course of business, the Fund enters the Trustees. A portfolio security's into contracts with their vendors and "fair value" price may differ from the others that provide for general price next available for that indemnifications. The Fund's maximum portfolio security using the Fund's exposure under these arrangements is normal pricing procedures. Investment unknown as this would involve future companies are valued at net asset claims that may be made against the value. Instruments with maturities of Fund. The Fund expects the risk of
60  days  or  less   are   valued   at    loss to be remote.
amortized  cost,  which   approximates
market value.

                                                                     (Continued)

The Chesapeake Core Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

2.   Transactions with Affiliates         daily  net  assets  of  the  Fund  and
                                          calculated  at  the  annual  rates  as
Advisor                                   shown below.  The  Administrator  also
The Fund pays a monthly advisory fee receives a fee to procure and pay the to Gardner Lewis Asset Management, custodian for the funds, additional (the "Advisor") based upon the average compensation for fund accounting and daily net assets of the Fund and recordkeeping services, additional calculated at the annual rate as shown compensation for certain costs in the following schedule. The Fund involved with the daily valuation of may, at a later date, reimburse the securities and as reimbursement for
Advisor the management fees waived or out-of-pocket expenses. A breakdown of limited and other expenses assumed and these is provided at the bottom of the
paid by the  Advisor  pursuant  to the    page.
Expense  Limitation  Agreement  during
any of the  previous  three (3) fiscal    Compliance Services
years,  provided  that  the  Fund  has    The  Nottingham  Compliance  Services,
reached sufficient asset size to LLC, ("NCS") a fully owned affiliate permit such reimbursement to be made of The Nottingham Company, provides without causing the total annual services which assists the Trust's
expense  ratio of the  Fund to  exceed    Chief Compliance Officer in monitoring
the percentage limit stated above. and testing the policies and Consequently, no reimbursement by the procedures of the Trust in conjunction Fund will be made unless: (i) the with requirements under Rule 38a-1 of Fund's assets exceed $15 million; (ii) the Securities and Exchange the Fund's total annual expense ratios Commission. For the six month period less than the percentage limits stated ended April 30, 2006, NCS received
above;  and (iii) the  payment of such    $5,579 for these services.
reimbursement has been approved by the
Trustees  on a  quarterly  basis.  The    Transfer Agent
expense limitation percentages, as North Carolina Shareholder Services, well as the Advisor fees waived for LLC ("Transfer Agent") serves as the current period are included in the transfer, dividend paying, and
following schedule.                       shareholder  servicing  agent  for the
                                          Fund. It receives compensation for its
--------- ------------- --------------    services   based   upon   a  $15   per
           Voluntary                      shareholder  per  year,  subject  to a
 Advisor    Expense         Advisor       minimum fee of $1,500 per month.
  Fees     Limitation        Fees
  Rate       Ratio          Waived        Distributor
--------- ------------- --------------    Capital  Investment  Group,  Inc. (the
  1.00%      1.40%            $0          "Distributor")  serves  as the  Fund's
--------- ------------- --------------    principal underwriter and distributor.

Administrator                             Certain  Trustees  and officers of the
The Fund pays a monthly administration    Trust   are  also   officers   of  the
fee to The  Nottingham  Company  ("the    Advisor,   the   Distributor   or  the
Administrator)  based upon the average    Administrator.

---------------------------------- -------------------------------- ------------------- ------------------------- ------------------
                                                                                              Fund Accounting
        Administration Fees                    Custody Fees                                  Asset Based Fees
                                                                           Fund                                        Blue Sky
      Average Net        Annual         Average Net       Annual        Accounting        Average Net    Annual     Administration
        Assets            Rate            Assets           Rate        Fees (monthly)       Assets        Rate       Fees (annual)
--------------------- ------------ ------------------- ------------ ------------------- -------------- ---------- ------------------
  Annual Fee           $12,500     First $100 Million     0.020%          $2,250          All Assets      0.01%     $150 per state
  All Assets            0.075%     Over $100 Million      0.009%
--------------------- ------------ ------------------- ------------ ------------------- -------------- ---------- ------------------

*Minimum monthly fees of $400 for Custody.

                                                                     (Continued)

The Chesapeake Core Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

3.   Distribution and Service Fees        4.   Purchases and Sales of Investment
                                               Securities
The Trustees,  including a majority of
the Trustees  who are not  "interested    For the period  ended April 30,  2006,
persons"  of the Trust as  defined  in    the  aggregate  cost of purchases  and
the Act,  adopted a distribution  plan    proceeds   from  sales  of  investment
pursuant to Rule 12b-1 of the Act (the    securities    (excluding    short-term
"Plan")  effective  June 3, 2002.  The    securities) were as follows:
Act  regulates  the  manner in which a
regulated   investment   company   may    ---------------- ---------------------
assume  expenses of  distributing  and       Purchases          Proceeds from
promoting the sales of its shares and of Securities Sales of Securities servicing of its shareholder accounts. ---------------- ---------------------
The  Plan  provides  that the Fund may      $363,006,405         $302,339,341
incur certain expenses,  which may not    ---------------- ---------------------
exceed  0.25% per annum of the  Fund's
average daily net assets for each year    There were no  long-term  purchases or
elapsed subsequent to adoption of the sales of U.S Government Obligations Plan, for payment to the Distributor during the period ended April 30,
and   others   for   items   such   as    2006.
advertising     expenses,      selling
expenses, commissions, travel or other    5.   Federal Income Tax
expenses reasonably intended to result
in sales of shares of the fund or The tax components of capital shown on support servicing of shareholder the following tables represent: (1)
accounts.   Expenditures  incurred  as    tax   components   of   capital,   (2)
service  fees may not exceed 0.25% per    unrealized       appreciation       or
annum of the Fund's average daily net depreciation of investments for assets. The Fund incurred $858,070 in federal income tax purposes as of
distribution  and  service  fees under    October 31, 2005.
the Plan for the  period  ended  April
30,   2006.   The    Distributor   has    Other  book  tax  differences  in  the
voluntarily  waived  $86,558  of these    current  year  primarily   consist  of
fees for the  period  ended  April 30,    permanent reclassifications.
2006.  There is no assurance that this
voluntary  waiver will continue in the
future.

------------------------------ ----------------------------------- ------------------------------- ---------------------------------
   Undistributed Ordinary          Undistributed Long-Term               Other Book to Tax               Net Tax Appreciation/
          Income                           Gains                           Differences                      (Depreciation)
------------------------------ ----------------------------------- ------------------------------- ---------------------------------
        $1,086,436                       $8,438,769                          $5,848                          $33,301,253
------------------------------ ----------------------------------- ------------------------------- ---------------------------------

The aggregate cost of investments  and    2006  are  noted  below.  The  primary
the    composition    of    unrealized    difference   between   book   and  tax
appreciation   and   depreciation   of    appreciation    or   depreciation   of
investment   securities   for  federal    investments    is   wash   sale   loss
income  tax  purposes  as of April 30,    deferrals.

-------------------------- ----------------------------------------------- ----------------------------------------------------
   Federal Tax Cost           Aggregate Gross Unrealized Appreciation            Aggregate Gross Unrealized Depreciation
-------------------------- ----------------------------------------------- ----------------------------------------------------
      $665,562,859                         $94,403,225                                        ($16,835,311)
-------------------------- ----------------------------------------------- ----------------------------------------------------

The    amount   of    dividends    and    transactions,  net  investment  losses
distributions from net investment and capital loss carry-forwards. income and net realized capital gains Permanent differences such as tax are determined in accordance with returns of capital and net investment federal income tax regulations which losses, if any, would be reclassified may differ from generally accepted against capital. For the period ended accounting principles. These April 30, 2006 there were short-term differences are due to differing capital gains and long-term capital
treatments   for  items  such  as  net    gains  distributed  in the  amounts of
short-term  gains,  deferral  of  wash    $1,086,496       and       $8,438,883,
sale    losses,    foreign    currency    respectively.

                                                                     (Continued)

The Chesapeake Core Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

6.   Capital Share Transactions

-------------------------------------------- -------------- --------------------
For the period and fiscal year ended:           April 30,       October 31,
                                                  2006            2005 (a)
-------------------------------------------- -------------- --------------------
Transactions in Fund Shares
   Shares sold                                  9,963,413        24,297,199
   Reinvested distributions                       524,394                 0
   Shares repurchased                          (5,863,044)      (6,169,717)
Net Increase in Capital Shares                  4,624,763        18,127,482
Shares Outstanding, Beginning of Period        37,200,556        19,073,074
Shares Outstanding, End of Period               1,825,319        37,200,556
-------------------------------------------- -------------- --------------------
(a) Audited.


7.   Expense Reductions

The  advisor  has  transacted  certain
portfolio trades with brokers who paid
a portion of the Fund's expenses.  For
the period ended April 30,  2006,  the
Fund's   expenses   were   reduced  by
$151,278 under these agreements.

8.   Other Contractual Expenses

The  Trust is a party to an  operating
agreement  dated May 31, 1995  between
the  Trust and  Charles  Schwab & Co.,
Inc.  ("Schwab"),  which agreement was
amended by that  certain  amendment to
operating  agreement  dated  March  1,
2003  and  services   agreement  dated
March 1, 2003.  Pursuant  to the terms
of the  Schwab  agreements,  shares of
the Trust's  Funds are  available  for
purchase  and  redemption  by Schwab's
brokerage       customers      through
participation  in Schwab's mutual fund
marketplace.  Under  the  terms of the
Schwab  agreements,   Schwab  performs
certain     services     related    to
distribution  of the Funds  shares and
certain      non-distribution      and
administrative  services  for the Fund
in  exchange  for  payment  of fees to
Schwab.  The Transfer Agent treats all
Schwab  account  holders  as a  single
shareholder,   with   Schwab   further
providing  shareholder  administrative
services  with  respect to each of its
account  holders  holding Fund shares.
The Fund  currently  pays a portion of
the  Schwab  fees  allocable  to  both
distribution        services       and
administrative  services  pursuant  to
the Fund's written  distribution  plan
adopted  pursuant to rule 12b-1 of the
1940 Act.

The Chesapeake Core Growth Fund

Additional Information (Unaudited)
________________________________________________________________________________

1.   Proxy Voting  Policies and Voting    At no time  preceding  the  removal of
     Record                               Deloitte  & Touche  LLP were there any
                                          disagreements  with  Deloitte & Touche
A copy of the Trust's Proxy Voting and LLP on any matter of accounting Disclosure Policy and the Adviser's principles or practices, financial
Proxy Voting and Disclosure Policy are statement disclosure, or auditing included as Appendix B to the Fund's scope or procedure, which Statement of Additional Information disagreements, if not resolved to the and is available, without charge, upon satisfaction of Deloitte & Touche LLP, request, by calling 1-800-430-3863. would have caused it to make reference Information regarding how the Fund to the subject matter of the voted proxies relating to portfolio disagreements in connection with its securities during the most recent report. At no time preceding the
12-month   period  ended  June  30  is    removal  of  Deloitte & Touche LLP did
available  (1)  without  charge,  upon    any  of  the  events   enumerated   in
request,  by  calling  the Fund at the    paragraphs  (1)(v)(A)  through  (D) of
number  above  and  (2) on  the  SEC's    Item 304(a) of Regulation S-K occur.
website at http://www.sec.gov.
                                          The  Trust  engaged  Briggs  Bunting &
2.   Quarterly Portfolio Holdings         Dougherty,  LLP as its new independent
                                          registered  public  accounting firm on
The Fund files its complete schedule October 13, 2005. At no time preceding of portfolio holdings with the SEC for the engagement of Briggs Bunting & the first and third quarters of each Dougherty, LLP did the Funds consult fiscal year on Form N-Q. The Fund's Briggs Bunting & Dougherty, LLP Forms N-Q are available on the SEC's regarding either (i) the application website at http://www.sec.gov. You may of accounting principles to a
review  and make  copies  at the SEC's    specified     transaction,      either
Public Reference Room in Washington, completed or proposed, or the type of D.C. You may also obtain copies after audit opinion that might be rendered paying a duplicating fee by writing on the Funds' financial statements, or the SEC's Public Reference Section, (ii) any matter that was either the
Washington,   D.C.  20549-0102  or  by    subject   of  a   disagreement   or  a
electronic          request         to    reportable  event,  as such  terms are
publicinfo@sec.gov,  or  is  available    defined in Item 304 of Regulation S-K.
without  charge,   upon  request,   by
calling  the  Fund at  1-800-430-3863.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.

3.   Changes      in      Registrant's
     Certifying Accountant

On October 13, 2005, Deloitte & Touche
LLP  was  removed  as the  independent
registered  public accounting firm for
the Trust effective  immediately  upon
the completion of the October 31, 2005
audit.   Deloitte  &  Touche  LLP  was
previously  engaged as the independent
registered  public  accounting firm to
audit the Fund's financial statements.

Deloitte & Touche  LLP issued  reports
on the Fund's financial  statements as
of October  31,  2005 and  October 31,
2004.  Such reports did not contain an
adverse  opinion  or a  disclaimer  of
opinion,  nor were they  qualified  or
modified  as  to  uncertainty,   audit
scope, or accounting principles.

The  decision  to  remove  Deloitte  &
Touche LLP was approved by the Trust's
Audit  Committee  and  ratified by the
Board of Trustees.

                     (This page intentionally left blank.)

The Chesapeake Core Growth Fund
is a series of
Gardner Lewis Investment Trust











For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Gardner Lewis Asset Management
116 South Franklin Street                      285 Wilmington-West Chester Pike
Post Office Drawer 4365                        Chadds Ford, Pennsylvania 19317
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-430-3863                                 1-800-430-3863

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               chesapeakefunds.com

Item 2. CODE OF ETHICS.

     Not applicable.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

     None.


Item 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b)    Certifications required by Item 12.(b)of Form N-CSR are filed herewith as
       Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)      /s/ Tracey L. Hendricks
                               ____________________________________
                               Tracey L. Hendricks
                               Treasurer, Assistant Secretary and
                               Principal Financial Officer

Date: June 23, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)      /s/ W. Whitfield Gardner
                               ____________________________________
                               W. Whitfield Gardner
                               Trustee, Chairman and Principal Executive Officer
                               Gardner Lewis Investment Trust

Date: June 23, 2006



By: (Signature and Title)      /s/ Tracey L. Hendricks
                               ____________________________________
                               Tracey L. Hendricks
                               Treasurer, Assistant Secretary and
                               Principal Financial Officer
                               Gardner Lewis Investment Trust

Date: June 23, 2006